PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Cavern Storage and Other	Assets Under Construction(1)	Total
Cost
Balance at December 31, 2019	440	8,790	8,333	1,937	1,493	20,993
Additions and transfers	8	454	622	57	(40)	1,101
Impairment (Note 10)	(17)	—	—	—	(340)	(357)
Change in decommissioning provision	—	(10)	(17)	16	—	(11)
Foreign exchange adjustments	(2)	(18)	(9)	(1)	(7)	(37)
Disposals and other	—	(10)	(22)	(16)	3	(45)
Balance at December 31, 2020	429	9,206	8,907	1,993	1,109	21,644
Additions and transfers	28	92	469	144	(177)	556
Change in decommissioning provision	—	8	25	6	—	39
Disposals and other	(1)	(22)	(19)	(59)	(17)	(118)
Foreign exchange	—	(5)	2	—	—	(3)
Balance at December 31, 2021	456	9,279	9,384	2,084	915	22,118

Depreciation
Balance at December 31, 2019	16	1,365	967	283	—	2,631
Depreciation	5	187	156	135	—	483
Disposals and other	—	(5)	(5)	(9)	—	(19)
Balance at December 31, 2020	21	1,547	1,118	409	—	3,095
Depreciation	5	192	232	82	—	511
Impairment (Note 10)	—	283	85	12	—	380
Disposals and other	—	(7)	(14)	(40)	—	(61)
Balance at December 31, 2021	26	2,015	1,421	463	—	3,925

Carrying amounts
Balance at December 31, 2020	408	7,659	7,789	1,584	1,109	18,549
Balance at December 31, 2021	430	7,264	7,963	1,621	915	18,193

Assets subject to operating leases
December 31, 2020	8	300	496	170	—	974
December 31, 2021	8	297	466	163	—	934
(1)    At December 31, 2021, the movement in Assets Under Construction includes $90 million in assets transferred to net investment lease.